Note 14 - Subsequent Events (Details Textual) - USD ($)				3 Months Ended	6 Months Ended
	Sep. 16, 2022	Sep. 13, 2022	Aug. 10, 2022	Oct. 12, 2022	Jun. 30, 2022
Stock Repurchased and Retired During Period, Value					$ 346,836
Common Stock, Dividends, Per Share, Declared (in dollars per share)					$ 0.50
Subsequent Event [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)			$ 0.50
Subsequent Event [Member] | Loan Seccured By M/V Rena P and M/V Emmanuel P [Member]
Proceeds from Issuance of Debt	$ 19,250,000
Subsequent Event [Member] | Loan Seccured By M/V Rena P and M/V Emmanuel P [Member] | HSBC Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 19,250,000
Debt Instrument, Maximum Loan Amount, Percent of Vessel Value		55.00%
Proceeds from Issuance of Debt		$ 19,250,000
Debt Instrument, Periodic Payment, Total		1,000,000.0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 9,250,000
Subsequent Event [Member] | Loan Seccured By M/V Rena P and M/V Emmanuel P [Member] | HSBC Bank [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		1.95%
Share Repurchase Program [Member]
Stock Repurchased and Retired During Period, Shares (in shares)					14,602
Stock Repurchased and Retired During Period, Value					$ 350,000
Forecast [Member] | Share Repurchase Program [Member]
Stock Repurchased and Retired During Period, Shares (in shares)				124,339
Stock Repurchased and Retired During Period, Value				$ 2,700,000